Recently Issued Accounting Pronouncements	9 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Recently Issued Accounting Pronouncements

7. recently issued accounting pronouncements

Accounting Standards Updates (“ASU”) ASU No. 2015-16 which contain technical corrections to existing guidance or affect guidance to specialized industries or entities were recently issued. These updates have no current applicability to the Company or their effect on the financial statements would not have been significant.